Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 3,876	$ 4,455	$ 3,173
Restricted cash			6,300
Accounts receivable, net	4,340	4,354	6,744
Inventories, net	5,201	6,611	10,257
Prepaid expenses and other current assets	1,169	812	1,051
Total Current Assets	14,586	16,232	27,525
Fixed assets, net	198	230	375
Right-of-use assets, operating leases	106	120	173
Intangible assets, net			10,059
Goodwill	405
Other assets	149	155	544
Total Assets	15,444	16,737	38,676
Current Liabilities
Accounts payable	7,478	6,928	2,932
Accrued and other liabilities	1,505	2,085	2,596
Line of credit	2,171	1,741
Term loan, net	3,054	2,881
Operating lease liability	58	57	52
Total Current Liabilities	14,266	13,692	5,580
Non-current Liabilities
Line of credit, net			11,444
Operating lease liability	52	67	124
Total Non-current Liabilities	52	67	11,568
Total Liabilities	14,318	13,759	17,148
Stockholders’ Equity
Common Stock, $0.001 par value, 200,000,000 shares authorized, 729,026 & 668,869 shares issued and outstanding as of December 31, 2023 and 2022, respectively	34	32	29
Additional paid-in capital	325,264	324,288	320,071
Accumulated deficit	(324,172)	(321,342)	(298,572)
Total Stockholders’ Equity	1,126	2,978	21,528
Total Liabilities and Stockholders’ Equity	$ 15,444	$ 16,737	$ 38,676